General	12 Months Ended
Dec. 31, 2022
General Information About Financial Statements [Abstract]
Note 1 - General
Note 1 – General

A.	The Reporting Entity

ICL Group Ltd. (hereinafter – the Company), is a company incorporated and domiciled in Israel. The Company's shares are traded on both the Tel-Aviv Stock Exchange (TASE) and the New York Stock Exchange (NYSE) under the ticker: ICL. The address of the Company’s registered headquarters is 23 Aranha St., Tel Aviv, Israel. The Company is a subsidiary of Israel Corporation Ltd., a public company traded on the TASE under the ticker: ILCO:TA. The State of Israel holds a Special State Share in ICL and in some of its subsidiaries, entitling the State the right to safeguard the State of Israel vital interests. For additional information, see Note 19 - Equity.

The Company, together with its subsidiaries, associated companies and joint ventures (hereinafter - the Group or ICL), is a leading specialty minerals group that operates a unique, integrated business model. The Company competitively extracts certain minerals as raw materials and utilizes processing and product formulation technologies to add value to customers in two main end-markets: agriculture and industrial (including food). ICL’s products are used mainly in agriculture, electronics, food, fuel and gas exploration, water purification and desalination, construction, detergents, cosmetics, pharmaceuticals and automotive.

B.	Definitions

1.	Subsidiary – a company over which the Company has control and the financial statements of which are fully consolidated with the Company's statements as part of the consolidated financial statements.

2.	Investee company – Subsidiaries, including a partnership or joint venture, which is accounted for using the equity method.

3.	Related party – As in IAS 24 (2009), “Related Party Disclosures”.